NOTES RECEIVABLE (Narrative) (Details) (USD $)	12 Months Ended					1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2012 KW Property Fund, II, LP [Member]	Dec. 31, 2012 Mortgage Note Payable Due 2015 Secured by Note Receivable [Member] Mortgage Loans Payable [Member]	Dec. 31, 2012 Note Receivable Due December 2016 Secured by Shopping Center with 107 Residential Units in the United Kingdom [Member] Notes Receivable [Member] Unit	Mar. 12, 2013 Note Receivable Due December 2016 Secured by Shopping Center with 107 Residential Units in the United Kingdom [Member] Subsequent Event [Member] Notes Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of units						107
Additions to notes receivable	$ 167,861,000	$ 6,145,000	$ 25,636,000			$ 43,600,000
Mortgage loans payable					79,264,000
Note receivable, ownership percentage sold							50.00%
Notes receivable, eliminated in consolidation				$ 39,600,000